Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	11 Months Ended
	Sep. 14, 2009	Dec. 31, 2010	Feb. 05, 2010
Preferred Units [Line Items]
Preferred Stock, Shares Issued			300,000
Auction Market Preferred Securities, Stock Series, Liquidation Value			$ 300
Preferred Stock Aggregate Fair Value			$ 349
Preferred Stock, Dividend Rate, Percentage		8.00%
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Preferred Stock Converted into Common Share			89.8876
Conversion of Stock, Shares Issued		26,966,000
Preferred Stock Initial Conversion Price per Share		$ 11.125
Stock Conversion Premium at Acquisition Date		25.00%
Average Common Stock Price	$ 8.90